Commitment and Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Future Minimum Lease Payments under Non-cancelable Operating Leases

 The details of future minimum lease payments under non-cancelable operating leases as at March 31, 2018 are as follows:

Operating lease
Less than 1 year	$27,572
1-3 years	47,115
3-5 years	29,783
More than 5 years	27,437

Total minimum lease payments	$131,907